Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Changes in Number of Shares of Common Stock Issued and Outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2017, 2018 and 2019 have resulted from the following:

Number of shares
Balance at March 31, 2016	1,262,493,760
Exercise of stock acquisition rights	1,269,900

Balance at March 31, 2017	1,263,763,660
Issuance of new shares	218,000
Exercise of stock acquisition rights	2,565,700
Conversion of convertible bonds	4,789

Balance at March 31, 2018	1,266,552,149

Issuance of new shares	149,900
Exercise of stock acquisition rights	4,525,300
Conversion of convertible bonds	2,992

Balance at March 31, 2019	1,271,230,341

Changes in Accumulated Other Comprehensive Income, Net of Tax

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)
Other comprehensive income before reclassifications	(27,007)	5,028	54,513	(17,988)	14,546
Amounts reclassified out of accumulated other comprehensive income	(3,286)	(3,888)	8,719	—	1,545

Net other comprehensive income	(30,293)	1,140	63,232	(17,988)	16,091
Less: Other comprehensive income attributable to noncontrolling interests	(16,192)	—	229	(2,495)	(18,458)

Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)
Other comprehensive income before reclassifications	2,013	(2,295)	1,779	(4,480)	(2,983)
Amounts reclassified out of accumulated other comprehensive income*	(943)	1,111	10,611	(1,855)	8,924

Net other comprehensive income	1,070	(1,184)	12,390	(6,335)	5,941
Less: Other comprehensive income attributable to noncontrolling interests	1,514	—	98	2,306	3,918

Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

Cumulative effect of ASU2016-01	(15,526)	—	—	—	(15,526)
Other comprehensive income before reclassifications	33,124	2,316	(23,448)	10,071	22,063
Amounts reclassified out of accumulated other comprehensive income*	161	(1,093)	9,488	(1,627)	6,929

Net other comprehensive income	33,285	1,223	(13,960)	8,444	28,992
Less: Other comprehensive income attributable to noncontrolling interests	8,915	—	53	(1,578)	7,390

Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	(610,670)

*

Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2017	2018	2019
Unrealized gains (losses) on securities	(4,560)	(646)	235	Financial services revenue
	(30)	(561)	—	Gain on sale of securities investments, net

Total before tax	(4,590)	(1,207)	235
Tax expense or (benefit)	1,304	264	(74)

Net of tax	(3,286)	(943)	161

Unrealized gains (losses) on derivative instruments	(5,583)	1,111	(1,093)	Cost of sales

Total before tax	(5,583)	1,111	(1,093)
Tax expense or (benefit)	1,695	—	—

Net of tax	(3,888)	1,111	(1,093)

Pension liability adjustment	13,044	11,034	9,891	*
Tax expense or (benefit)	(4,325)	(423)	(403)

Net of tax	8,719	10,611	9,488

Foreign currency translation adjustments	—	(1,855)	(1,627)	Foreign exchange loss, net and other operating (income) expense, net
Tax expense or (benefit)	—	—	—

Net of tax	—	(1,855)	(1,627)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	1,545	8,924	6,929

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests

Net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Net income attributable to Sony Corporation’s stockholders	73,289	490,794	916,271
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(53,927)	(74)	(22,775)

Change from net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	19,362	490,720	893,496